Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share
Schedule of number of shares and loss

	Year ended December 31,
	2019		2018		2017
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
	USD		USD		USD

Number of shares and loss used in the computation of basic and diluted loss per share	85,909,859	9,587	38,902,214	6,571	32,525,138	6,339